NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net sales revenue

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Gross revenue
Domestic market	28,383,814	30,343,033	29,724,648
Foreign market	23,596,603	20,691,181	25,090,313
	51,980,417	51,034,214	54,814,961
Deductions
Sales returns, discounts and rebates	(673,746)	(371,189)	(272,842)
Taxes on sales	(5,868,721)	(6,300,905)	(6,630,080)
	(6,542,467)	(6,672,094)	(6,902,922)
Net revenue	45,437,950	44,362,120	47,912,039